INVESTMENT SECURITIES - Investment assets in debt securities at amortized cost pledged as collateral (Details) - Financial assets at amortised cost, category [member] $ in Millions	Dec. 31, 2019 COP ($)
Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 323,954
Debt securities | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	323,954
Securities issued by the Colombian Government | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 323,954